UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-5052
                                    --------

 Value Line New York Tax Exempt Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2005
                         ----------------

Date of reporting period: January 31, 2005
                          ----------------

Item I.  Reports to Stockholders.
-------  ------------------------


--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                    New York
                                   Tax Exempt
                                      Trust


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                    No-Load
                                     Mutual
                                     Funds

Value Line New York Tax Exempt Trust


            To Our Value Line New York Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

To Our Shareholders:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and Federal personal income taxes, without undue risk to principal(1). During the 11 months ended January 31, 2005, the Trust's total return was 1.99% (the Trust has changed its fiscal year-end from February to January.) Since its inception in July 1987, the total return for the Trust, assuming the reinvestment of all dividends over that period, has been 198.80%. This is equivalent to an average annual total return of 6.42%.

Your Trust's total return for the 11 months ended January 31, 2005 of 1.99% underperformed the Lehman Brothers Municipal Bond Index's(2) return of 3.30% during the same time period. The Index does not reflect expenses of 1.40%, which, if deducted, would lower the Index's return to 1.90%.

During the 11 months ended January 31, 2005 prices of tax-exempt securities were down and up but rates ended the year slightly lower. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(3), dropped from 4.86% on January 31, 2004 to 4.79% on January 31, 2005. The decline in tax-exempt interest rates occurred in spite of five increases in the Federal Funds rate from 1.0% to 2.25% by the Federal Reserve during the past eleven months. While a spike in rates did occur in the middle of 2004 when the Fed started to raise rates, rates declined subsequently as inflation was contained. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, behaved similarly, dropping from 4.84% to 4.60%. This decline occurred in spite of the tighter Federal Reserve monetary policy and a large government deficit.

For the 11 months ended January 31, 2005, tax-exempt bonds significantly outperformed taxable bonds. During this time, the Lehman Brothers Municipal Bond Index was up 3.30% compared to 3.04% for the Lehman Brothers Aggregate Bond Index. This positive relative performance occurred despite a very high volume of new tax-exempt bonds of $360 billion in 2004, which was second to the record of $384 billion set in 2003.

Currently, a 30-year triple-A rated municipal bond yields 4.30%, which is 98.6% of the 4.36% yield of the 30-year Treasury bond. A 4.30% tax-exempt yield is equivalent to a 6.62% taxable yield for individuals in the 35% tax bracket. This very high municipal-to-taxable yield ratio shows how attractive municipal bonds are as income vehicles for investors.

--------------------------------------------------------------------------------
(1) Income may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

(2) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(3) The Bond Buyer's 40-Bond Index is a benchmark index for long-term tax-exempt bonds only. It has an average maturity of about 30 years and is used in comparison to the 30-year taxable bond market as represented by the 30-year Treasury bond.

--------------------------------------------------------------------------------
2

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

Management continues to avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard & Poor's Corporation). As of January 31, 2005, the market value of the Trust's portfolio consisted of 71.7% AAA, 19.8% AA, 1.6% A, and 6.9% Baa and BBB rated bonds. The portfolio's highest concentrations of investments were in the insured, hospital-revenue, and pre-refunded sectors respectively.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt New York Trust has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.


                     Sincerely,

                     /s/ Jean Bernhard Buttner

                     Jean Bernhard Buttner
                     Chairman and President

March 15, 2005


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


--------------------------------------------------------------------------------
Economic Observations

The maturing business expansion continues to move along at a healthy 3% plus pace, a level of growth that is being underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next couple of quarters.

Helping the expansion along should be comparatively high levels of activity in the housing, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation and the reason that we are not forecasting a higher level of economic growth is the near-record price of oil. High oil prices threaten the sustainability of the long-running business expansion as well as the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued but will not raise rates aggressively enough to derail the business expansion.


--------------------------------------------------------------------------------
4

                                            Value Line New York Tax Exempt Trust


--------------------------------------------------------------------------------

            Comparison of a Change in Value of a $10,000 Investment
              in the Value Line New York Tax Exempt Trust and the
                      Lehman Brothers Municipal Bond Index

                   (Period covered is from 2/1/95 to 1/31/05)

 [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT.]

                         Value Line             Lehman
                          New York             Brothers
                         Tax Exempt           Municipal
                           Trust              Bond Index
                         ----------           ----------
2/95                       10000                10000
                           10387.1              10421.4
                           10699.7              10760.8
                           11025.6              11125.6
1/96                       11484.2              11505.3
                           11043.2              11249.6
                           11298.7              11470.7
                           11534.8              11759.8
1/97                       11673.1              11947.3
                           11712.6              11996.7
                           12416.3              12646.9
                           12478.8              12758.6
1/98                       12878.1              13155.2
                           12739.7              13111.5
                           13044.4              13404.8
                           13441.3              13781.4
1/99                       13689.2              14029.4
                           13571.4              14022.2
                           13263.9              13790.5
                           12878.4              13537.4
1/00                       12873.5              13520.3
                           13255.8              13893.7
                           13707.5              14385
                           13953.3              14689.3
1/01                       14603                15316.4
                           14586.7              15334.7
                           15051.2              15834.6
                           15305.3              16224
1/02                       15249.6              16220
                           15417                16408.3
                           15872.4              16897.1
                           16159.9              17185.1
1/03                       16290.4              17430.5
                           16564.4              17801.6
                           16114.9              17506.2
                           16641                18063.9
1/04                       17010.4              18508.7
                           16750                18278.4
                           16990.6              18519
                           17548.1              19153.8
1/05                       17699                19407.5

Performance Data:*

                              Average Annual           Growth of an Assumed
                               Total Return            Investment of $10,000
                               ------------            ---------------------
 1 year ended 1/31/05 ......       4.05%                       $10,405
 5 years ended 1/31/05 .....       6.57%                       $13,749
10 years ended 1/31/05 .....       5.88%                       $17,699

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Call 1-800-243-2729 to obtain performance data current to the most recent month-end.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


--------------------------------------------------------------------------------
TRUST EXPENSES:

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                                      Expenses*
                                                      Beginning         Ending       paid during
                                                       account          account        period
                                                        value            value         8/1/04
                                                       8/1/04           1/31/05     thru 1/31/05
                                                       ------           -------     ------------
Actual ...........................................    $1,000.00        $1,041.70        $7.18
Hypothetical (5% return before expenses) .........    $1,000.00        $1,018.10        $7.10

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.


--------------------------------------------------------------------------------
6

                                            Value Line New York Tax Exempt Trust


Portfolio Highlights at January 31, 2005 (unaudited)
--------------------------------------------------------------------------------
Ten Largest Holdings

                                                                      Par                 Value             Percentage
                           Issue                                (in thousands)        (in thousands)       of Net Assets
----------------------------------------------------------------------------------------------------------------------------
NYS Mortgage Agency .........................................        $2,920               $2,992               11.6%
New York City General Obligation ............................         2,385                2,671               10.4%
NYC Transit Authority Training Facilities ...................         2,175                2,484                9.6%
Port Authority of New York & New Jersey .....................         1,500                1,585                6.1%
Virgin Islands Public Finance Authority .....................         1,000                1,156                4.5%
Puerto Rico Public Buildings Authority ......................         1,005                1,123                4.4%
Puerto Rico Public Finance Corp. ............................         1,000                1,115                4.3%
NYS Dormitory, Albany Medical Center ........................           985                1,078                4.2%
NYS Urban Development Corp. .................................         1,000                1,070                4.1%
NYS Dormitory, Montefiore Medical Center ....................           970                1,033                4.0%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

 [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

Municipal Securities     95.2%
Cash & Other              4.8%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Municipal Securities

 [THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]

New York                83.99%
Puerto Rico             11.30%
Virgin Islands           4.71%


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Schedule of Investments                                         January 31, 2005
--------------------------------------------------------------------------------

 Principal                                                                                        Rating
  Amount                                                                                        (unaudited)        Value
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (90.9%)
            NEW YORK STATE (38.8%)
            Dormitory Authority, Revenue:
$  985,000    Albany Medical Center, Ser. A, 5%, 8/15/18 .........................................    Aaa       $ 1,077,994
   300,000    White Plains Hospital, Ser. A, 4.625%, 2/15/18 .....................................   AAA*           316,083
   500,000    N.Y. Presbyterian Hospital, Ser. A, 5.25%, 8/15/19 .................................    Aaa           555,855
   970,000    Montefiore Medical Center, 5.25%, 8/1/19 ...........................................    Aaa         1,033,360
   500,000  Energy Research & Development Authority, Pollution Control
              Revenue Bond, 4.1%, 12/1/15 ........................................................    Aaa           507,395
   250,000  Housing Finance Agency, Revenue Bonds, 4.5%, 8/15/15 .................................    Aa1           262,098
            Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
   750,000    Ser. 98, 5.05%, 10/1/17 ............................................................    Aa1           793,373
 1,000,000    Ser. 117, 4%, 10/1/13 ..............................................................    Aa1         1,010,920
   270,000    Ser. 120, 4.45%, 10/1/19 ...........................................................    Aa1           272,619
   900,000    Ser. 110, 3.80%, 10/1/12 ...........................................................    Aa1           915,561
   100,000  Nassau County, General Improvement, Ser. C, 5.125%, 1/1/14 ...........................    Aaa           110,745
   500,000  Nassau Health Care Corp, Revenue Bonds, Series C, 5%, 8/1/13 .........................    Aaa           554,070
   200,000  Rensselaer County, Industrial Development Revenue Bonds,
              Ser. A, 5.375%, 12/1/25.............................................................    Aa1           213,278
   500,000  Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest Home,
              Ser. A, 5.60%, 8/1/17 ..............................................................   AAA*           535,110
   500,000  Thruway Authority, Personal Income Tax Revenue Bonds,
              Ser. A, 5.50%, 3/15/20 .............................................................     A1           561,530
 1,000,000  Urban Development Corp., Correctional & Youth Facility Service,
              Revenue Bonds, 5%, 1/1/27 ..........................................................    AA*         1,069,540
   200,000  Voorheesville, Central School District, General Obligations Unlimited,
              5.00%, 6/15/17 .....................................................................    Aaa           217,846
                                                                                                                -----------
            TOTAL NEW YORK STATE .................................................................               10,007,377
                                                                                                                -----------
            NEW YORK CITY (36.9%)
            General Obligation Unlimited:
 1,000,000    Ser. A, 5.25%, 11/1/16 .............................................................    Aaa         1,110,670
 1,385,000    Ser. C, 5.25%, 8/15/15 .............................................................    Aaa         1,560,715
            Health and Hospital Corp., Health System Revenue Bonds:
   100,000    Ser. A, 5.50%, 2/15/19 .............................................................    Aaa           111,588
   700,000    Ser. A, 5.25%, 2/15/22 .............................................................    Aaa           766,381
   800,000  Housing Development Corp., Multi-Family Revenue Bonds,
              Ser. H, 5.0%, 11/1/24 ..............................................................    Aa2           807,936


--------------------------------------------------------------------------------
8

                                            Value Line New York Tax Exempt Trust


                                                                January 31, 2005
--------------------------------------------------------------------------------

 Principal                                                                                        Rating
  Amount                                                                                        (unaudited)        Value
---------------------------------------------------------------------------------------------------------------------------
$  500,000  Metropolitan Transportation Authority, Revenue Bonds,
              Ser. A, 5.0%, 11/15/12 .............................................................    Aaa          $556,850
 1,500,000  Port Authority of New York & New Jersey, Revenue Bonds, 5%,
              6/15/21 ............................................................................    Aaa         1,585,395
 2,175,000  Transit Authority Training Facilities Revenue, 5.40%, 1/1/18 .........................    Aaa         2,484,437
   500,000  Triborough Bridge & Tunnel Authority, General Purpose Revenue Bonds,
              Ser. B, 5.0%, 11/15/22 .............................................................    Aa3           532,805
                                                                                                                -----------
            TOTAL NEW YORK CITY ..................................................................                9,516,777
                                                                                                                -----------
            PUERTO RICO (10.7%)
   495,000  Industrial Tourist, Educational Medical and Environmental
              Control Facilities Revenue Bonds, 6.625%, 6/1/26 ...................................   Baa3           536,689
            Public Buildings Authority, Government Facilities Revenue Bonds:
   355,000    Ser. C, 5.50%, 7/1/16 ..............................................................   Baa1           407,274
   650,000    Ser. J, 5.0%, 7/1/36 ...............................................................    Aaa           715,864
 1,000,000  Public Finance Corp., Ser. A, 5.25%, 8/1/31 ..........................................    Aaa         1,115,040
                                                                                                                -----------
            TOTAL PUERTO RICO ....................................................................                2,774,867
                                                                                                                -----------
            VIRGIN ISLANDS (4.5%)
 1,000,000  Public Finance Authority, Revenue, Gross Receipts Taxes,
              Ser. A, 6.375%, 10/1/19 ............................................................   BBB*         1,156,060
                                                                                                                -----------
            TOTAL VIRGIN ISLANDS .................................................................                1,156,060
                                                                                                                -----------
            TOTAL LONG-TERM MUNICIPAL SECURITIES
              (Cost $22,428,544) .................................................................               23,455,081
                                                                                                                -----------


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Schedule of Investments
--------------------------------------------------------------------------------

 Principal                                                                                        Rating
  Amount                                                                                        (unaudited)        Value
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (4.3%)
$  400,000  New York State Energy Research & Development Authority,
              Facility Revenue Bonds, Sub Ser. C1, 1.86%, 11/1/39 VM1G-1(2) ......................              $   400,000
   700,000  New York City Municipal Water Finance Authority, Water & Sewer
                System Revenue Bonds, Ser. C, 1.9%, 6/15/22 VM1G-1(1) ............................                  700,000
                                                                                                                -----------
            TOTAL SHORT-TERM MUNICIPAL SECURITIES
              (Cost $1,100,000) ..................................................................                1,100,000
                                                                                                                -----------
            TOTAL MUNICIPAL SECURITIES (95.2%)
              (Cost $23,528,544) .................................................................               24,555,081
                                                                                                                -----------
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.8%) ................................                1,228,619
                                                                                                                -----------
            NET ASSETS (100.0%) ..................................................................              $25,783,700
                                                                                                                ===========
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
              PER OUTSTANDING SHARE ($25,783,700/2,531,505) ......................................              $     10.19
                                                                                                                ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every (1) 1 or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit support agreements from banks. The rates listed are as of January 31, 2005.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

                                            Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at January 31, 2005*
--------------------------------------------------------------------------------

                                                                   (in thousands
                                                                    except per
                                                                   share amount)
                                                                   -------------
Assets:
Investment securities, at value
  (cost $23,528) ............................................          $ 24,555
Cash ........................................................               773
Receivable for securities sold ..............................             1,886
Interest receivable .........................................               298
                                                                       --------
    Total Assets ............................................            27,512
                                                                       --------
Liabilities:
Payable for securities purchased ............................             1,589
Trust shares repurchased ....................................                37
Dividends payable to shareholders ...........................                21
Accrued expenses:
  Advisory fee ..............................................                13
  Service and distribution plan fees ........................                 6
  Other .....................................................                62
                                                                       --------
    Total Liabilities .......................................             1,728
                                                                       --------
Net Assets ..................................................          $ 25,784
                                                                       ========
Net Assets
Shares of beneficial interest at $.01
  par value (authorized unlimited,
  outstanding 2,531,505 shares) .............................          $     25
Additional paid-in capital ..................................            24,481
Distributions in excess of net
  investment income .........................................               (19)
Accumulated net realized gain on
  investments ...............................................               270
Unrealized appreciation
  of investments ............................................             1,027
                                                                       --------
Net Assets ..................................................          $ 25,784
                                                                       ========
Net Asset Value, Offering and
  Redemption Price, per Outstanding
  Share ($25,783,700 / 2,531,505) ...........................          $  10.19
                                                                       ========

Statement of Operations for the
Eleven Months Ended January 31, 2005*
and for the Year Ended February 29, 2004
--------------------------------------------------------------------------------

                                                   Eleven
                                                   Months
                                                    Ended           Year Ended
                                                  January 31,       February 29,
                                                     2005              2004
                                                  ------------------------------
                                                          (in thousands)
Investment Income:
Interest ...............................            $ 1,029             $ 1,285
                                                  ------------------------------
Expenses:
Advisory fee ...........................                146                 176
Service and distribution
  plan fee .............................                 61                  73
Audit and legal fees ...................                 51                  61
Trustees' fees and expenses ............                 22                  21
Printing and stationery ................                 21                  28
Transfer agent fees ....................                 11                  16
Custodian fees .........................                  5                  14
Other ..................................                 22                  12
                                                  ------------------------------
Total Expenses before
  custody credits ......................                339                 401
Less: custody credits ..................                 (1)                 (1)
                                                  ------------------------------
    Net Expenses .......................                338                 400
                                                  ------------------------------
Net Investment Income ..................                691                 885
                                                  ------------------------------
Realized and Unrealized
  Gain/(Loss) on
  Investments
  Net realized gain ....................                525                 129
  Change in net unrealized
    appreciation .......................               (789)                296
                                                  ------------------------------
Net Realized Gain
  and Change in Net
  Unrealized Appreciation
  on Investments .......................               (264)                425
                                                  ------------------------------
Net Increase in Net Assets
  from Operations ......................            $   427             $ 1,310
                                                  ==============================

*     The Trust changed its fiscal year end from February 28 to January 31. See note 1E.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Eleven Months Ended January 31, 2005* and for the Years Ended
February 29, 2004 and February 28, 2003
--------------------------------------------------------------------------------

                                                                       Eleven Months         Year            Year
                                                                          Ended             Ended           Ended
                                                                        January 31,       February 29,    February 28,
                                                                           2005              2004            2003
                                                                       -----------------------------------------------
                                                                                       (in thousands)
Operations:
  Net investment income .........................................        $    691         $    885         $    974
  Net realized gain on investments ..............................             525              129              804
  Change in net unrealized appreciation .........................            (789)             296              314
                                                                       -----------------------------------------------
  Net increase in net assets from operations ....................             427            1,310            2,092
                                                                       -----------------------------------------------
Distributions to Shareholders
  Net investment income .........................................            (691)            (885)            (974)
  Net realized gains ............................................            (384)            (565)            (456)
                                                                       -----------------------------------------------
  Net decrease in net assets from distributions .................          (1,075)          (1,450)          (1,430)
                                                                       -----------------------------------------------
Trust Share Transactions:
  Net proceeds from sale of shares ..............................           1,317           10,332            5,829
  Net proceeds from reinvestment of distributions to shareholders             715              982              956
  Cost of shares repurchased ....................................          (4,612)         (11,594)          (7,217)
                                                                       -----------------------------------------------
  Net decrease in net assets from Trust share transactions ......          (2,580)            (280)            (432)
                                                                       -----------------------------------------------
Total (Decrease) Increase in Net Assets .........................          (3,228)            (420)             230
                                                                       -----------------------------------------------
Net Assets:
  Beginning of period ...........................................          29,012           29,432           29,202
                                                                       -----------------------------------------------
  End of period .................................................        $ 25,784         $ 29,012         $ 29,432
                                                                       ===============================================
Distributions in excess of net investment income ................        $    (19)        $    (19)        $    (19)
                                                                       ===============================================

*     The Trust changed its fiscal year from February 28 to January 31. See note
      1E.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                            Value Line New York Tax Exempt Trust

Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Distributions: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Change in Fiscal Year: Effective December 9, 2004, the Trust changed its year end to January 31, 2005. Accordingly, the statement of operations, the statement of changes in net assets and the financial highlights reflect the period from March 1, 2004 to January 31, 2005.

(F) Representations and Indemnifications: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. Trust Share Transactions

Transactions in shares of beneficial interest were as follows:

                                                                     11 Months         Year           Year
                                                                       Ended          Ended          Ended
                                                                     January 31,   February 29,   February 28,
                                                                        2005           2004           2003
                                                                     -----------------------------------------
                                                                                 (in thousands)
Shares sold ..................................................           130            994            563
Shares issued to shareholders in reinvestment of distributions            71             96             93
                                                                     -----------------------------------------
                                                                         201          1,090            656
Shares repurchased ...........................................          (456)        (1,113)          (696)
                                                                     -----------------------------------------
Net (decrease) ...............................................          (255)           (23)           (40)
                                                                     =========================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                    11 Months
                                                                     Ended
                                                                   January 31,
                                                                      2005
                                                                  --------------
                                                                  (in thousands)

Purchases:
  Long-term obligations ...................................          $17,385
  Short-term obligations ..................................           13,350
                                                                     -------
                                                                     $30,735
                                                                     =======
Maturities or Sales:
  Long-term obligations ...................................          $20,388
  Short-term obligations ..................................           14,680
                                                                     -------
                                                                     $35,068
                                                                     =======

4. Income Taxes

At January 31, 2005, information on the tax components of capital is as follows:

                                                                  (in thousands)

Cost of investments for tax purposes ........................       $ 23,528
                                                                    ========
Gross tax unrealized appreciation ...........................       $  1,033
Gross tax unrealized depreciation ...........................             (6)
                                                                    --------
Net tax unrealized appreciation
  on investments ............................................       $  1,027
                                                                    ========
Undistributed tax exempt income .............................       $      2
                                                                    --------
Undistributed ordinary income ...............................       $     37
                                                                    --------
Undistributed long-term capital gains .......................       $    233
                                                                    ========


--------------------------------------------------------------------------------
14

                                            Value Line New York Tax Exempt Trust


Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

The tax composition of distributions to shareholders for the 11 months ended January 31, 2005 and the years ended February 29, 2004 and February 28, 2003 were as follows:

                                                  2005         2004         2003
                                                  ------------------------------
                                                          (in thousands)

Tax exempt income .......................         $691         $884         $974
                                                  ------------------------------
Taxable ordinary income .................            6           29           --
                                                  ------------------------------
Long-term capital gains .................         $378         $537         $456
                                                  ==============================

5. Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $146,411 and $175,522 was paid or payable to Value Line, Inc. (the "Adviser") for the 11 months ended January 31, 2005 and year ended February 29, 2004, respectively. This was computed at an annual rate of 0.60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $61,005 and $73,134 were paid or payable to the Distributor under this Plan for the 11 months ended January 31, 2005 and year ended February 29, 2004, respectively.

For the 11 months ended January 31, 2005 and year ended February 29, 2004, the Trust's expenses were reduced by $1,488 and $689 respectively under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust. At January 31, 2005 the Adviser owned 129 shares of beneficial interest in the Trust, representing .005% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust


Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                                      Eleven
                                                      Months
                                                       Ended
                                                     January 31,                 Years Ended on Last Day of February,
                                                     -------------------------------------------------------------------------------
                                                        2005            2004         2003         2002         2001         2000
                                                     -------------------------------------------------------------------------------
Net asset value, beginning of period ............... $ 10.41         $ 10.47      $ 10.25      $ 10.08      $  9.37      $ 10.33
                                                     -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ............................    0.27            0.31         0.35         0.38         0.42         0.42
  Net gains or losses on securities (both
    realized and unrealized) .......................   (0.07)           0.14         0.39         0.17         0.71        (0.82)
                                                     -------------------------------------------------------------------------------
  Total from investment operations .................    0.20            0.45         0.74         0.55         1.13        (0.40)
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income .............   (0.27)          (0.31)       (0.35)       (0.38)       (0.42)       (0.42)
  Distributions from net realized gains ............   (0.15)          (0.20)       (0.17)          --           --        (0.14)
                                                     -------------------------------------------------------------------------------
  Total distributions ..............................   (0.42)          (0.51)       (0.52)       (0.38)       (0.42)       (0.56)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ..................... $ 10.19         $ 10.41      $ 10.47      $ 10.25      $ 10.08      $  9.37
                                                     ===============================================================================
Total return .......................................    1.99%(2)        4.51%        7.38%        5.54%       12.28%       (3.97)%
                                                     ===============================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ........... $25,784         $29,012      $29,432      $29,202      $29,388      $28,409
Ratio of expenses to average net assets ............    1.40%(1)(3)     1.37%(1)     1.29%(1)     1.28%(1)     1.13%(1)     1.05%(1)
Ratio of net investment income to average net assets    2.86%(3)        3.03%        3.39%        3.76%        4.29%        4.21%
Portfolio turnover rate ............................      72%             61%          53%          66%          49%         100%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.40%, 1.37%, 1.28%, 1.27%, 1.12% and 1.04%, respectively, as of
      January 31, 2005, February 29, 2004, February 28, 2003, February 28, 2002,
      February 28, 2001 and February 29, 2000.

(2)   Not annualized.

(3)   Annualized.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                            Value Line New York Tax Exempt Trust

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line New York Tax Exempt Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line New York Tax Exempt Trust (the "Trust") at January 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

March 31, 2005


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the eleven months ended January 31, 2005, the Trust paid to shareholders $0.2727 per share from net investment income. Substantially all of the Trust's dividends from net investment income were exempt-interest dividends, and are 100% free of Federal income tax and free from New York State and New York City income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested if you are a corporation, partnership, estate, trust or an individual who is not a resident of New York State that you consult your own tax adviser with respect to those taxes. During the eleven months ended January 31, 2005, the Trust paid to shareholders $0.1494 per share of Long-Term Capital Gains.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                            Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Directors. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                                   Principal
                                                                   Occupation
                                                  Length of        During the                                 Other Directorships
Name, Address, and Age          Position          Time Served      Past 5 Years                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner           Chairman of the   Since 1987       Chairman, President and Chief Executive    Value Line, Inc.
Age 70                          Board of                           Officer of Value Line, Inc. (the
                                Trustees and                       "Adviser") and Value Line Publishing,
                                President                          Inc. Chairman and President of each of
                                                                   the 15 Value Line Funds and Value Line
                                                                   Securities, Inc. (the "Distributor").
----------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                  Trustee           Since 2000       Real Estate Executive: President, Ruth     Value Line, Inc.
5 Outrider Road                                                    Realty (real estate broker); Director of
Rolling Hills, CA 90274                                            the Adviser since 2000.
Age 68
----------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees*
------------------------
John W. Chandler                Trustee           Since 1991       Consultant, Academic Search Consultation   None
1611 Cold Spring Rd.                                               Service, Inc.; Trustee Emeritus and
Williamstown, MA 01267                                             Chairman (1993-1994) of the Board of
Age 81                                                             Trustees of Duke University; President
                                                                   Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton               Trustee           Since 2000       Customer Support Analyst, Duke Power       None
4921 Buckingham Drive                                              Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley               Trustee           Since 2000       Professor of History, Williams College,    Berkshire Life
54 Scott Hill Road                                                 1961 to present. President Emeritus since  Insurance Company
Williamstown, MA 01267                                             1994 and President, 1985-1994; Chairman    of America
Age 73                                                             (1993- 1997) and Interim President (2002)
                                                                   of the American Council of Learned
                                                                   Societies.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

                                                                   Principal
                                                                   Occupation
                                                  Length of        During the                                 Other Directorships
Name, Address, and Age          Position          Time Served      Past 5 Years                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
David H. Porter                 Trustee           Since 1997       Visiting Professor of Classics, Williams   None
5 Birch Run Drive                                                  College, since 1999; President Emeritus,
Saratoga Springs, NY 12866                                         Skidmore College since 1999 and
Age 69                                                             President, 1987-1998.
----------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts              Trustee           Since 1987       Chairman, Institute for Political          A. Schulman Inc.
169 Pompano St.                                                    Economy.                                   (plastics)
Panama City Beach, FL 32413
Age 64
----------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr               Trustee           Since 1996       Senior Financial Advisor, Veritable L.P.   None
1409 Beaumont Drive                                                (investment adviser) since April 1, 2004;
Gladwyne, PA 19035                                                 Senior Financial Advisor, Hawthorne,
Age 55                                                             2001-2004.
----------------------------------------------------------------------------------------------------------------------------------
Officers
--------
Charles Heebner                 Vice President    Since 1995       Senior Portfolio Manager with the          --
Age 68                                                             Adviser.
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Geffen                  Vice President    Since 2004       Portfolio Manager with the Adviser.        --
Age 55
----------------------------------------------------------------------------------------------------------------------------------
Bradley Brooks                  Vice President    Since 2001       Portfolio Manager with the Adviser.        --
Age 42
----------------------------------------------------------------------------------------------------------------------------------
David T. Henigson               Vice President,   Since 1994       Director, Vice President and Compliance    --
Age 47                          Secretary and                      Officer of the Adviser. Director and Vice
                                Treasurer                          President of the Distributor. Vice
                                                                   President, Secretary and Treasurer of
                                                                   each of the 14 Value Line Funds.
----------------------------------------------------------------------------------------------------------------------------------
Sherwood P. Larkin              Assistant         Since 2005       Employee of the Adviser.                   --
Age 53                          Treasurer
                                Assistant
                                Secretary
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher               Assistant         Since 2005       Vice President and Secretary with the      --
Age 51                          Treasurer                          Adviser.
                                Assistant
                                Secretary
----------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------



                      (This page intentionally left blank.)



--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------



                      (This page intentionally left blank.)



--------------------------------------------------------------------------------
22

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------



                      (This page intentionally left blank.)



--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER                       Value Line, Inc.
                                         220 East 42nd Street
                                         New York, NY 10017-5891

DISTRIBUTOR                              Value Line Securities, Inc.
                                         220 East 42nd Street
                                         New York, NY 10017-5891

CUSTODIAN BANK                           State Street Bank and Trust Co.
                                         225 Franklin Street
                                         Boston, MA 02110

SHAREHOLDER                              State Street Bank and Trust Co.
SERVICING AGENT                          c/o BFDS
                                         P.O. Box 219729
                                         Kansas City, MO 64121-9729

INDEPENDENT                              PricewaterhouseCoopers LLP
REGISTERED PUBLIC                        300 Madison Avenue
ACCOUNTING FIRM                          New York, NY 10017

LEGAL COUNSEL                            Peter D. Lowenstein, Esq.
                                         Two Sound View Drive, Suite 100
                                         Greenwich, CT 06830

TRUSTEES                                 Jean Bernhard Buttner
                                         John W. Chandler
                                         Frances T. Newton
                                         Francis C. Oakley
                                         David H. Porter
                                         Paul Craig Roberts
                                         Marion N. Ruth
                                         Nancy-Beth Sheerr

OFFICERS                                 Jean Bernhard Buttner
                                         Chairman and President
                                         Charles Heebner
                                         Vice President
                                         Jeffrey Geffen
                                         Vice President
                                         Bradley T. Brooks
                                         Vice President
                                         David T. Henigson
                                         Vice President and
                                         Secretary/Treasurer
                                         Sherwood P. Larkin
                                         Assistant Treasurer;
                                         Assistant Secretary
                                         Howard A. Brecher
                                         Assistant Treasurer;
                                         Assistant Secretary

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #532852

Item 2.  Code of Ethics
------   --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

         (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.
------   --------------------------------

         (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

         (a) Audit Fees 2005 - $27,930
             Audit Fees 2004 - $29,140.

         (b) Audit-Related fees - None.

         (c) Tax Preparation Fees 2005 - $4,000
             Tax Preparation Fees 2004 - $6,840.

         (d) All Other Fees - None

         (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers
             LLP must be pre-approved by the audit committee. All services performed during 2005 and 2004 were pre-approved by the committee.

         (e) (2) Not applicable.

         (f) Not applicable.

         (g) Aggregate Non-Audit Fees 2005 - $4,000
             Aggregate Non-Audit Fees 2004 - $6,840.

         (h) Not applicable.


Item 11. Controls and Procedures.
-------  -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.
-------  --------

         (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

         (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                 Exhibit 99.CERT.

             (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                 Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         -------------------------------
         Jean B. Buttner, President


Date:    April 5, 2005
         ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer


Date: April 5, 2005
     --------------